Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Note 9 Property, Plant and Equipment
Property, plant and equipment in service and under construction, and related accumulated depreciation and amortization, as of December 31, 2019 and 2018, were as follows:

December 31,	Useful Lives (Years)	2019	2018
(Dollars in millions)
Land	N/A	$35	$35
Buildings	20	295	296
Leasehold and land improvements	1-30	1,280	1,210
Cell site equipment	7-25	3,708	3,460
Switching equipment	5-8	1,051	1,018
Office furniture and equipment	3-5	280	285
Other operating assets and equipment	3-5	48	51
System development	1-7	1,238	1,149
Work in process	N/A	358	274
Total property, plant and equipment, gross		8,293	7,778
Accumulated depreciation and amortization		(6,086)	(5,576)
Total property, plant and equipment, net		$2,207	$2,202

Depreciation and amortization expense totaled $689 million, $627 million and $604 million in 2019, 2018 and 2017, respectively. In 2019, 2018 and 2017, (Gain) loss on asset disposals, net included charges of $19 million, $10 million and $17 million, respectively, related to disposals of assets, trade-ins of older assets for replacement assets and other retirements of assets from service in the normal course of business.